Stock Options, Stock Appreciation Rights and Warrants (Details 2) - $ / shares			9 Months Ended	12 Months Ended
	Jan. 05, 2015	Dec. 13, 2014	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			4,724,000	3,273,000
Number Exercisable			4,724,000
Expiration Date	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2016
Stock Options [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			4,724,000	4,728,000	4,728,000	3,275,000	2,325,000	2,285,000
Number Exercisable			4,724,000	4,728,000	4,728,000	3,265,000
Stock Options Outstanding, Exercise Price			$ 1.98	$ 1.98	$ 1.98	$ 1.97	$ 1.73	$ 1.72
Stock Options [Member] | Year Granted 2007 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			160,000	160,000
Number Exercisable			160,000	160,000
Stock Options Outstanding, Exercise Price			$ 1.25	$ 1.25
Expiration Date			Mar. 31, 2017	Mar. 31, 2017
Stock Options [Member] | Year Granted 2008 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			150,000	150,000
Number Exercisable			150,000	150,000
Stock Options Outstanding, Exercise Price			$ 2.60	$ 2.60
Expiration Date			Sep. 23, 2018	Sep. 23, 2018
Stock Options [Member] | Year Granted 2011 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding				4,000
Number Exercisable				4,000
Stock Options Outstanding, Exercise Price				$ 0.85
Expiration Date				May 16, 2016
Stock Options [Member] | Year Granted 2012 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			1,965,000	1,965,000
Number Exercisable			1,965,000	1,965,000
Stock Options Outstanding, Exercise Price			$ 1.70	$ 1.70
Expiration Date			Dec. 31, 2016	Dec. 31, 2016
Stock Options [Member] | Year Granted 2012 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			2,000	2,000
Number Exercisable			2,000	2,000
Stock Options Outstanding, Exercise Price			$ 1.70	$ 1.70
Expiration Date			Apr. 12, 2017	Apr. 12, 2017
Stock Options [Member] | Year Granted 2013 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			2,000	2,000
Number Exercisable			2,000	2,000
Stock Options Outstanding, Exercise Price			$ 1.38	$ 1.38
Expiration Date			Jan. 14, 2018	Jan. 14, 2018
Stock Options [Member] | Year Granted 2014 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			40,000	950,000
Number Exercisable			40,000	40,000
Stock Options Outstanding, Exercise Price			$ 1.80	$ 2.55
Expiration Date			Mar. 27, 2019	Dec. 31, 2016
Stock Options [Member] | Year Granted 2014 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			40,000	950,000		950,000
Number Exercisable			40,000	950,000
Stock Options Outstanding, Exercise Price			$ 1.80	$ 2.55		$ 2.55
Expiration Date			Mar. 27, 2019	Dec. 31, 2016
Stock Options [Member] | Year Granted 2015 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			1,455,000	1,455,000
Number Exercisable			1,455,000	1,455,000
Stock Options Outstanding, Exercise Price			$ 2.00	$ 2.00
Expiration Date			Dec. 31, 2017	Dec. 31, 2017